Consolidated Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–100.78%(b)(c)
Aerospace & Defense–2.37%
Arxis
Delayed Draw Term Loan(d)	0.00%	02/26/2032	$30	$30,170
Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	02/26/2032	321	319,798
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.50%)	6.83%	07/01/2031	589	587,687
Term Loan (1 mo. Term SOFR + 2.50%)	6.83%	07/01/2031	182	181,690
Engineering Research and Consulting LLC, First Lien Term Loan (6 mo. Term SOFR + 5.00%)(e)	9.29%	08/15/2031	761	752,295
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.86%)	8.19%	04/30/2028	553	538,822
Greenrock Finance, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	07/06/2029	66	65,793
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	09/22/2028	531	528,478
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.85%)	8.18%	02/01/2028	871	756,963
Propulsion (BC) Newco LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	09/14/2029	789	791,782
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/18/2030	638	626,870
TransDigm, Inc.
Term Loan I (3 mo. Term SOFR + 2.75%)	7.05%	08/24/2028	2,565	2,576,168
Term Loan J (3 mo. Term SOFR + 2.50%)	6.80%	02/28/2031	344	344,583
				8,101,099
Air Transport–1.35%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. Term SOFR + 2.25%)	6.52%	04/20/2028	3,181	3,152,978
Air Canada (Canada), Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	03/21/2031	58	58,561
American Airlines, Inc., Term Loan B (6 mo. Term SOFR + 2.25%)	6.50%	02/15/2028	267	263,511
Stonepeak Nile Parent LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	9.25%	02/15/2032	1,131	1,130,141
				4,605,191
Automotive–3.59%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.25%)	6.58%	01/31/2031	659	657,162
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.44%	04/06/2028	429	415,170
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	10/16/2031	1,530	1,537,625
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)(e)	7.44%	12/17/2028	108	108,386
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)(e)	10.33%	08/30/2030	722	691,675
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	9.54%	03/30/2027	602	583,171
First Lien Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 01/04/2024-10/17/2024; Cost $465,739)(f)	9.54%	03/30/2027	469	454,471
Highline Aftermarket Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.50%)(e)	7.83%	02/15/2030	1,433	1,438,328
Lippert Components, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)(e)	6.83%	03/19/2032	571	573,476
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.83%	04/23/2031	1,528	1,519,986
Madison Safety & Flow LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	09/26/2031	420	421,467
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	05/04/2028	1,837	1,824,874
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/11/2031	299	299,185
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (Canada), Term Loan (1 mo. Term SOFR + 2.50%)	6.83%	05/06/2030	703	700,370
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.85%)	9.13%	01/24/2029	616	464,876
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.00%)	7.30%	07/16/2031	501	501,224
Wand Newco 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	01/30/2031	40	39,600
				12,231,046
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Beverage & Tobacco–0.93%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	07/31/2028	$2,143	$2,133,597
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%) (Acquired 04/17/2024-05/07/2024; Cost $573,000)(e)(f)	10.51%	04/05/2028	601	246,287
Term Loan (3 mo. Term SOFR + 1.76%) (Acquired 01/06/2025-03/03/2025; Cost $194,098)(e)(f)	13.58%	01/03/2026	208	192,360
Term Loan (3 mo. Term SOFR + 3.76%) (Acquired 04/15/2024; Cost $1,305,223)(e)(f)	8.02%	04/05/2028	1,381	566,279
Term Loan (3 mo. Term SOFR + 3.76%) (Acquired 04/15/2024-04/15/2025; Cost $1,104,838)(f)	9.52%	04/05/2028	1,402	32,432
				3,170,955
Brokers, Dealers & Investment Houses–0.82%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/02/2028	178	178,179
Creative Planning (CPI Holdco B LLC)
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	05/17/2031	849	849,472
Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	05/17/2031	1,003	1,002,170
Orion US Finco (OSTTRA)
Term Loan B(g)	–	05/20/2032	576	576,620
Term Loan B(g)	–	05/20/2033	193	194,008
				2,800,449
Building & Development–4.29%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (e)(g)	–	05/28/2030	902	895,459
Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.35%)	7.68%	11/03/2028	934	931,392
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	10/29/2031	512	513,085
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%)(e)	9.54%	08/03/2029	2,265	1,007,770
Term Loan A (3 mo. Term SOFR + 5.76%)(e)	10.04%	08/03/2029	675	614,505
Term Loan B (3 mo. Term SOFR + 5.76%)(e)	10.04%	08/03/2029	673	612,680
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	06/17/2031	460	460,585
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.76%)	8.06%	12/22/2028	920	922,915
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.31%	12/21/2029	303	303,697
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%)	7.88%	04/01/2028	1,044	708,540
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	10/02/2028	573	573,074
Janus International Group LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.78%	08/03/2030	310	309,075
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.18%	02/16/2029	1,957	1,861,484
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	04/29/2029	887	804,907
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	03/19/2029	523	523,178
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	02/15/2032	1,287	1,283,445
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.58%	04/14/2031	1,018	1,014,659
QXO / Beacon Roofing, Term Loan B (3 mo. Term SOFR + 3.00%)	7.28%	04/23/2032	516	518,126
TAMKO Building Products LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	09/20/2030	349	350,141
Tecta America Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/08/2032	415	415,925
				14,624,642
Business Equipment & Services–12.83%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	8.18%	05/12/2028	1,481	1,484,797
Azuria Water Solutions, Inc.
Delayed Draw Term Loan(d)	0.00%	05/17/2028	42	41,727
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/17/2028	409	408,008
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Boost Newco Borrower LLC (WorldPay), Term Loan B (3 mo. Term SOFR + 2.00%)	6.30%	01/31/2031		$1,697	$1,702,325
Checkout Holding Corp. (Catalina Marketing), Term Loan (1 mo. Term SOFR + 7.50%)	11.83%	05/10/2027		198	198,021
Cloud Software Group, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	03/21/2031		1,073	1,071,275
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	12.02%	02/12/2029		587	478,046
Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/10/2028		2,176	2,049,304
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	11/02/2029		839	839,778
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/09/2027		2,598	2,532,356
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.31%	04/07/2028		541	519,883
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.33%	04/26/2029		902	902,058
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	01/18/2029		2,200	2,201,586
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/01/2029		2,999	2,994,315
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.08%	05/12/2028		2,909	2,900,756
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	02/16/2028		469	470,060
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	04/01/2028		202	202,208
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.28%	08/11/2028		298	298,820
Monitronics International, Inc., DIP Term Loan A (1 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $4,439,827)(f)	12.09%	06/30/2028		4,438	4,419,802
NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan(d)(e)	0.00%	04/01/2026		180	169,692
Revolver Loan (3 mo. Term SOFR + 6.65%)(e)	0.50%	04/01/2026		334	315,143
Term Loan (3 mo. Term SOFR + 6.65%)(e)	10.93%	06/01/2025		4,831	4,560,441
Term Loan (3 mo. Term SOFR + 6.65%)(e)	10.93%	06/01/2025		1,677	1,583,339
Term Loan (3 mo. Term SOFR + 6.65%)(e)	10.93%	06/01/2025		918	866,358
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)(e)	8.05%	03/02/2028		719	720,881
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.90%) (Acquired 11/12/2021-01/05/2022; Cost $1,368,814)(f)	9.23%	07/27/2027		1,406	706,008
Prime Security Services Borrower, LLC, Term Loan (1 mo. Term SOFR + 2.00%)	6.33%	10/13/2030		81	80,716
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/30/2031		1,086	1,090,993
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.19%	01/31/2028		876	882,144
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	11/14/2030		1,353	1,355,582
Socotec (Holding SAS) (France), Term Loan B (3 mo. Term SOFR + 3.75%)	8.06%	06/02/2028		203	204,288
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.56%	03/04/2028		4,906	4,221,710
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan B(d)	0.00%	08/31/2028		61	61,303
Term Loan B (1 mo. Term SOFR + 4.25%)	8.55%	08/31/2028		860	863,840
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	10.28%	03/20/2027		516	380,672
					43,778,235
Cable & Satellite Television–2.67%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	278	263,741
Term Loan (3 mo. Term SOFR + 5.00%)	9.26%	10/31/2027		198	165,351
Term Loan B (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	448	425,488
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.94%	09/01/2028		76	75,618
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.58%	09/18/2030		985	977,465
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. PRIME + 3.00%)	10.50%	08/14/2026		516	461,939
Term Loan B-11 (3 mo. Term SOFR + 1.75%)	9.25%	07/31/2025		114	100,286
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	7.78%	08/15/2028	EUR	997	1,046,815
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	6.44%	04/30/2028	$813	$796,378
UPC - LG (Sunrise)
Term Loan AAA (3 mo. Term SOFR + 2.48%)	6.79%	02/17/2032	1,293	1,293,577
Term Loan AT (1 mo. Term SOFR + 2.36%)	6.69%	04/30/2028	193	192,768
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	7.69%	01/31/2029	2,443	2,412,979
Term Loan Y (6 mo. Term SOFR + 3.28%)	7.37%	03/31/2031	881	869,489
Ziggo Vodafone - LG, Term Loan I (1 mo. Term SOFR + 2.61%)	6.94%	04/30/2028	22	21,371
				9,103,265
Chemicals & Plastics–10.54%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan (3 mo. Term SOFR + 6.90%)(e)	11.19%	08/03/2026	2,018	1,933,517
Incremental Term Loan (3 mo. Term SOFR + 6.90%)(e)	11.19%	08/06/2026	31	29,602
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.55%	12/14/2029	1,157	1,065,611
AkzoNobel Chemicals, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	04/03/2028	957	960,999
Aruba Investments, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.10%)	8.43%	11/24/2027	149	145,501
Ascend Performance Materials Operations LLC
DIP Term Loan (1 mo. Term SOFR + 10.11%)(h)	14.44%	10/23/2025	857	831,207
Term Loan (Acquired 02/11/2021-02/04/2025; Cost $2,208,531)(f)(h)(i)	0.00%	08/27/2026	2,222	129,182
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 2.75%)	7.08%	09/09/2031	518	518,435
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	7.53%	02/26/2029	771	766,840
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.09%	12/01/2030	1,414	1,418,853
Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.00%)	7.33%	08/18/2028	1,540	1,518,428
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	7.34%	11/01/2030	667	659,588
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.02%	10/04/2029	1,672	1,670,780
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.28%	10/04/2030	490	466,234
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%) (Acquired 08/12/2021-03/22/2023; Cost $1,342,423)(f)	9.81%	11/01/2028	1,390	731,933
Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 4.64% Cash Rate(j)	6.90%	12/31/2027	21	2,404
Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.80%	02/06/2032	463	459,885
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/16/2031	565	557,657
Hasa Intermediate Holdings, LLC
Incremental Delayed Draw Term Loan(d)(e)	0.00%	01/10/2029	54	54,065
Incremental Term Loan (3 mo. Term SOFR + 4.75%)(e)	8.78%	01/10/2029	547	547,322
Revolver Loan(d)(e)	0.00%	01/10/2029	123	123,261
Revolver Loan (3 mo. Term SOFR + 4.75%)(e)	0.50%	01/10/2029	139	138,996
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	10/01/2031	1,977	1,773,931
Term Loan B (1 mo. Term SOFR + 4.35%)	8.68%	04/02/2029	1,145	1,053,606
Term Loan B (1 mo. Term SOFR + 3.85%)	8.18%	03/14/2030	367	327,673
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	7.58%	02/18/2030	2,018	1,958,653
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/07/2031	1,984	1,921,621
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	12/31/2029	647	649,376
Nouryon Finance B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.51%	04/03/2028	932	936,385
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 2.84%)	7.35%	04/07/2031	2,939	2,806,912
Potters Industries, Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	12/14/2027	607	609,485
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.26%	09/15/2028	1,687	1,687,936
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	7.09%	05/03/2028	$1,240	$538,851
Term Loan A (3 mo. Term SOFR + 9.50%)	12.74%	05/03/2028	384	388,287
Term Loan B (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028	2,829	2,865,833
Term Loan C (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028	334	338,482
Univar, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	08/01/2030	1,218	1,215,962
USALCO LLC
Delayed Draw Term Loan(d)	0.00%	09/17/2031	80	80,563
Term Loan (3 mo. Term SOFR + 4.00%)	8.30%	09/17/2031	776	779,985
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.55%	09/22/2028	1,294	1,292,885
				35,956,726
Clothing & Textiles–0.94%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	6.58%	02/12/2032	872	865,296
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	12/21/2028	2,369	2,356,956
				3,222,252
Containers & Glass Products–2.86%
Berlin Packaging LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.82%	06/07/2031	1,671	1,676,587
Duran Group (Blitz/DWK), Term Loan C-2 (1 mo. Term SOFR + 5.65%) (Acquired 03/31/2023; Cost $1,975,079)(e)(f)	9.80%	05/31/2026	1,998	1,848,196
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(d)	0.00%	04/30/2032	23	23,203
Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.49%	04/30/2032	1	717
Term Loan B (3 mo. Term SOFR + 3.25%)	7.49%	04/30/2032	1,377	1,368,229
Iris Holding, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.85%)	9.13%	06/28/2028	787	754,949
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $2,400,212)(f)	0.00%	11/22/2027	2,477	2,402,513
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.58%	10/04/2028	771	779,779
Term Loan A-2 (1 mo. Term SOFR + 1.61%)	5.95%	10/04/2028	944	805,772
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)(e)	7.58%	07/12/2029	114	114,308
				9,774,253
Cosmetics & Toiletries–0.47%
Bausch and Lomb, Inc. (Canada)
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.33%	09/29/2028	649	648,913
Term Loan (1 mo. Term SOFR + 3.35%)	7.68%	05/10/2027	967	965,199
				1,614,112
Drugs–0.41%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	6.48%	11/15/2027	1,387	1,383,790
Ecological Services & Equipment–1.42%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.40%)	7.66%	11/16/2028	69	69,518
Term Loan B-6 (3 mo. Term SOFR + 3.40%)	7.66%	11/16/2028	891	894,001
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)(e)	7.58%	09/20/2030	1,213	1,216,121
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.82%	02/04/2032	838	835,456
Groundworks LLC
Delayed Draw Term Loan(d)	0.00%	03/14/2031	145	144,603
Delayed Draw Term Loan (1 mo. Term SOFR + 3.00%)	3.00%	03/14/2031	27	27,337
Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	03/14/2031	929	928,313
MIP V Waste LLC (GreenWaste), Term Loan (3 mo. Term SOFR + 3.00%)(e)	7.32%	12/08/2028	143	144,278
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–(continued)
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	10/03/2031		$584	$587,095
					4,846,722
Electronics & Electrical–8.96%
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.27%)	6.80%	02/24/2031		77	77,794
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (3 mo. Term SOFR + 4.00%)	8.28%	03/03/2028		492	493,311
Avalara, Inc. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	03/19/2032		1,214	1,216,497
ConnectWise LLC, Term Loan (3 mo. Term SOFR + 3.76%)	8.06%	10/01/2028		451	452,159
EverCommerce, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	07/06/2028		494	495,392
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(e)	8.80%	12/14/2031		488	486,995
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(e)	8.78%	12/05/2031		243	242,586
GoTo Group, Inc. (LogMeIn), Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.18%	04/30/2028		1,504	561,337
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.55%	09/30/2028		1,567	1,574,029
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(e)	10.57%	03/02/2028		215	202,704
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.29%	03/02/2028		1,199	1,097,481
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.54%	03/02/2029		253	218,019
Informatica Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	10/27/2028		537	538,971
Instructure Holdings, Inc., Second Lien Term Loan (6 mo. Term SOFR + 5.00%)	9.21%	09/10/2032		371	372,385
ION Corp. (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	07/18/2030		413	413,481
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. Term SOFR + 7.18%)(e)	11.46%	08/17/2028		522	501,305
Term Loan (3 mo. GBP SONIA + 7.03%)(e)	11.49%	08/17/2028	GBP	392	509,143
Mavenir Systems, Inc.
Delayed Draw Term Loan (6 mo. Term SOFR + 10.00%)(e)	0.00%	06/30/2025		31	42,448
Incremental Term Loan (1 mo. Term SOFR + 9.86%)(e)	14.26%	06/30/2025		94	130,464
Incremental Term Loan (3 mo. Term SOFR + 9.87%)(e)	14.40%	06/30/2025		46	63,585
Incremental Term Loan (3 mo. Term SOFR + 10.00%) (Acquired 11/26/2024-12/05/2024; Cost $123,247)(e)(f)	14.42%	06/30/2025		125	173,025
Term Loan (3 mo. Term SOFR + 10.00%) (Acquired 09/30/2024; Cost $95,474)(e)(f)	14.25%	06/30/2025		97	131,870
Term Loan B (3 mo. Term SOFR + 5.01%) (Acquired 08/13/2021-10/31/2022; Cost $1,340,710)(e)(f)	0.00%	08/18/2028		1,378	41,342
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.53%	07/27/2028		996	1,004,403
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.78%	07/01/2031		248	241,291
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.69%	04/30/2026		2,170	2,017,999
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 01/14/2022-03/10/2025; Cost $908,210)(e)(f)	4.00%	03/03/2028	EUR	804	752,840
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 3.75%)	8.08%	03/28/2031		959	964,567
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/31/2028		3,188	3,191,135
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%) (Acquired 01/20/2022; Cost $2,274,020)(e)(f)	8.73%	02/01/2029		2,287	1,761,202
RANGE RED OPER, Inc., Second Lien Term Loan (1 mo. Term SOFR + 8.10%)(e)	12.42%	10/01/2029		1	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.28%	04/05/2030		1,710	1,582,565
Shift4 Payments, LLC, Term Loan B(g)	–	05/10/2032		310	311,808
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.30%	05/18/2028		1,301	1,279,879
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	11.95%	05/18/2026		270	247,914
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	10/31/2031		1,072	1,073,088
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	04/17/2031		$644	$645,083
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	02/10/2031		505	506,502
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)(e)	7.33%	11/20/2028		1,117	1,122,384
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.75%)(e)	7.79%	05/31/2029	EUR	1,940	2,116,587
Term Loan B-2 (6 mo. Term SOFR + 5.75%)(e)	10.01%	05/31/2029		1,089	1,057,098
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.83%	08/26/2031		667	663,211
					30,575,879
Financial Intermediaries–2.53%
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	7.83%	02/14/2031		871	873,433
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	06/13/2031		1,451	1,454,445
Citrin Cooperman Advisors, LLC
Delayed Draw Term Loan(d)	0.00%	03/31/2032		38	38,126
Term Loan B (3 mo. Term SOFR + 3.00%)	7.28%	03/31/2032		594	590,957
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	04/07/2028		0	455
Eisner Advisory Group LLC
Delayed Draw Term Loan(d)(e)	0.00%	02/28/2031		699	698,674
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.33%	02/28/2031		538	540,632
Grant Thornton Advisors LLC
Delayed Draw Term Loan(d)	0.00%	06/02/2031		32	32,168
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	06/02/2031		482	482,249
Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	06/02/2031		1,155	1,152,389
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.44%	09/15/2028		1,477	1,466,707
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.32%	02/18/2027		1,083	1,071,221
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	7.30%	06/18/2029		233	234,338
					8,635,794
Food Products–2.90%
Arnott’s (Snacking Investments US LLC), Term Loan (3 mo. Term SOFR + 4.00%)	8.28%	12/18/2026		985	991,736
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. Term SOFR + 7.15%)(e)	11.41%	10/05/2026		344	322,246
Term Loan (3 mo. Term SOFR + 4.15%)(e)	3.00%	10/05/2026		2,314	2,167,909
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.00%)(e)	9.30%	10/18/2028		409	290,439
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	9.56%	10/18/2028		2,991	2,134,526
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	12.56%	10/18/2029		609	319,849
Nomad Foods Ltd. (United Kingdom), Term Loan B-5 (6 mo. Term SOFR + 2.50%)	6.54%	11/12/2029		970	971,571
Sigma Holdco B.V. (Netherlands), Term Loan B (6 mo. Term SOFR + 3.88%)	8.07%	01/03/2028		2,313	2,311,172
Solina Group Services (Powder Bidco) (France), Term Loan B (6 mo. Term SOFR + 3.36%)	7.55%	03/07/2029		382	382,947
					9,892,395
Food Service–0.73%
Areas (Pax Midco Spain) (Spain), Term Loan B-3 (3 mo. EURIBOR + 4.00%)	6.52%	12/31/2029	EUR	1,821	2,071,373
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	12/15/2027		407	406,762
					2,478,135
Forest Products–0.22%
NewLife Forest Restoration LLC, Term Loan (e)	10.00%	04/10/2029		745	744,806
Health Care–5.44%
Acacium (Impala Bidco Ltd.) (United Kingdom)
Incremental Term Loan B (1 mo. Term SOFR + 4.85%)	9.11%	06/08/2028		590	451,669
Term Loan B (1 mo. GBP SONIA + 5.25%)	9.21%	06/08/2028	GBP	295	303,654
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Ascend Learning LLC
Second Lien Term Loan (1 mo. Term SOFR + 5.85%)	10.18%	12/10/2029		$391	$390,351
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	12/10/2028		485	483,564
Cerba (Chrome Bidco) (United Kingdom)
Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	5.96%	02/16/2029	EUR	2,073	1,833,371
Term Loan B (1 mo. EURIBOR + 3.70%)	5.71%	06/30/2028	EUR	1,000	885,753
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)(e)	7.30%	06/26/2031		434	434,578
Concentra Health Services, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)(e)	6.33%	07/26/2031		115	115,513
Global Medical Response, Inc., Term Loan (3 mo. Term SOFR + 4.75%)	9.08%	10/31/2028		1,332	1,336,354
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	10/25/2028		19	19,464
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.25%)(e)	7.55%	03/15/2032		322	321,985
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(e)	7.05%	09/07/2028		703	704,310
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/06/2028		189	189,756
Lanai Holdings III, Inc. (Performance Health), Term Loan B (6 mo. Term SOFR + 3.75%)(e)	7.95%	02/28/2032		641	628,567
LSCS Holdings, Inc. (Eversana), Term Loan (3 mo. Term SOFR + 4.50%)(k)	8.80%	09/04/2025		42	40,978
MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(e)	0.00%	02/15/2031		44	44,479
Delayed Draw Term Loan(d)(e)	0.00%	02/15/2031		161	161,651
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	0.00%	02/15/2031		98	98,998
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.83%	02/15/2031		77	77,382
Revolver Loan(d)(e)	0.00%	02/15/2031		19	19,016
Revolver Loan (1 mo. Term SOFR + 5.50%)(e)	9.83%	02/15/2031		5	4,754
Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.83%	02/13/2031		680	683,699
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	12/17/2028		188	187,453
Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	12/17/2028		741	725,058
Term Loan (1 mo. Term SOFR + 4.11%)	8.44%	12/17/2028		780	705,679
Term Loan (1 mo. Term SOFR + 6.86%)	11.19%	12/17/2029		54	44,226
MJH Healthcare Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.35%)	7.68%	01/28/2029		105	104,637
Opella, Term Loan B (3 mo. Term SOFR + 3.25%)	9.75%	03/31/2032		1,500	1,503,920
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	05/19/2031		906	884,594
Pathway Vet Alliance LLC, First Lien Term Loan(g)	–	09/30/2029		642	641,907
R1 RCM, Inc.
Delayed Draw Term Loan B(d)	0.00%	10/24/2031		53	52,743
Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	10/24/2031		739	738,402
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	12/31/2028		148	148,520
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.53%	12/11/2031		1,255	1,257,200
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	11/24/2028		317	242,258
TEAM Services Group LLC, Term Loan B (3 mo. Term SOFR + 5.25%)	9.53%	12/20/2027		841	839,441
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	8.00%	07/18/2031		1,052	1,039,533
Waystar Technologies, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.58%	10/22/2029		33	32,950
Zelis Cost Management Buyer, Inc.
Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	11/26/2031		134	134,321
Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.08%	09/28/2029		43	42,670
					18,555,358
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–2.46%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $18,646)(e)(f)	12.14%	12/31/2026	EUR	17	$19,170
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 09/26/2023-10/30/2023; Cost $24,599)(e)(f)	12.14%	12/31/2026	EUR	23	26,416
Term Loan(e)	12.00%	02/26/2027	EUR	15	16,833
Hunter Douglas Holding B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032		$434	429,033
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	10/02/2031		920	907,145
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.60%)(e)	11.88%	06/29/2028		97	96,896
Term Loan (3 mo. Term SOFR + 7.61%)	11.91%	06/29/2028		1,372	1,257,781
SIWF Holdings, Inc.
First Lien Delayed Draw Term Loan(d)	0.00%	12/19/2029		732	734,628
Term Loan A-1 (1 mo. Term SOFR + 4.50%)	8.83%	12/19/2029		565	566,582
Term Loan A-2 (1 mo. Term SOFR + 4.11%)(k)	8.44%	12/19/2025		2,015	1,619,861
Tempur Sealy International, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.76%	10/03/2031		1,460	1,467,675
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	8.68%	10/30/2027		306	305,404
Term Loan B (1 mo. Term SOFR + 3.36%)	7.69%	10/30/2027		954	947,840
					8,395,264
Industrial Equipment–4.07%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	08/19/2031		1,576	1,579,514
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.79%	03/15/2030		419	420,647
Cleanova US Holdings, LLC, Term Loan B(e)(g)	–	05/22/2032		552	535,585
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	08/16/2029		243	243,796
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	05/01/2031		198	197,224
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.08%	10/11/2030		887	892,152
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	08/04/2031		541	539,425
Term Loan B (3 mo. Term SOFR + 2.50%)	6.83%	05/31/2030		383	381,415
John Bean Technologies Corp., Term Loan B (1 mo. Term SOFR + 2.10%)	6.43%	10/09/2031		236	236,812
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.50%)	6.96%	01/31/2029	EUR	562	635,575
Term Loan B (3 mo. EURIBOR + 4.50%)	6.96%	01/31/2029	EUR	137	155,002
Term Loan B (3 mo. Term SOFR + 5.26%)	9.56%	02/15/2029		1,418	1,406,463
Madison IAQ LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.56%	03/29/2032		1,333	1,335,650
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B (1 mo. Term SOFR + 2.25%)(e)	6.58%	02/17/2032		564	565,387
Tank Holding Corp.
Revolver Loan(d)(e)	0.00%	03/31/2028		230	211,340
Term Loan (1 mo. Term SOFR + 5.85%)	10.18%	03/31/2028		2,002	1,891,115
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (2 mo. Term SOFR + 2.95%)	7.24%	04/30/2030		1,257	1,261,206
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	8.19%	11/19/2028		1,249	1,234,708
Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(e)	11.44%	11/19/2029		165	158,163
					13,881,179
Insurance–3.55%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.00%)	7.33%	11/06/2030		2,538	2,528,904
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	09/19/2031		2,261	2,254,276
AmWINS Group, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	01/23/2032		1,131	1,130,789
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.50%)	6.77%	06/20/2030		1,000	1,001,218
Ryan Specialty Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	09/15/2031		258	257,709
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	07/31/2031		$2,812	$2,819,790
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	05/06/2031		570	570,174
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	11/23/2029		830	828,172
Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	09/27/2030		706	703,436
					12,094,468
Leisure Goods, Activities & Movies–4.17%
ATG Entertainment, Term Loan B (e)(g)	–	03/21/2032		538	540,192
Carnival Corp.
Term Loan B (1 mo. Term SOFR + 2.00%)(k)	6.33%	07/14/2025		41	41,471
Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	10/18/2028		170	169,907
Crown Finance US, Inc., Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	12/02/2031		2,604	2,611,070
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	02/05/2029		840	843,546
GBT Group Servicers B.V. (fka Global Business Travel Holdings Ltd.) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.50%)	6.78%	07/25/2031		1,010	1,010,846
Herschend Entertainment Co., LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	05/14/2032		320	321,398
Lakeland Tours LLC, Term Loan (6 mo. USD LIBOR + 8.00%)	8.00%	09/25/2027		370	14,326
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/01/2031		400	396,376
Nord Anglia Education (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	01/09/2032		1,399	1,405,497
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%) (Acquired 02/16/2024; Cost $1,962,645)(f)	5.91%	03/05/2027	EUR	1,957	2,200,411
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.00%)(e)	6.33%	11/19/2031		708	705,353
Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.30%	10/04/2030		139	139,728
US Fitness LLC
Delayed Draw Term Loan(d)(e)	0.00%	09/04/2031		164	162,717
Revolver Loan(d)(e)	0.00%	09/30/2031		294	290,537
Term Loan B (3 mo. Term SOFR + 5.50%)(e)	9.78%	09/04/2031		1,320	1,313,084
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $287,219)(e)(f)	2.36%	12/31/2027	EUR	384	610,390
Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $251,504)(e)(f)	8.40%	12/31/2027	EUR	237	377,030
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-04/08/2025; Cost $115,196)(e)(f)	10.26%	06/30/2027	EUR	110	199,161
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	9.07%	08/13/2031		883	887,047
					14,240,087
Lodging & Casinos–2.68%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	12.00%	03/12/2030		211	211,172
Term Loan (1 mo. Term SOFR + 1.61%)	11.95%	03/11/2030		188	186,066
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	02/06/2030		1,138	1,136,889
Term Loan (1 mo. Term SOFR + 2.25%)	6.58%	02/06/2031		779	778,090
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	01/27/2029		1,499	1,492,390
GVC Finance LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	10/31/2029		2,182	2,192,647
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	6.33%	08/02/2028		17	16,893
Red Rock Resorts, Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	03/14/2031		510	510,585
Travel + Leisure Co., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	12/14/2029		539	537,786
Voyager Parent, LLC, Term Loan B(g)	–	05/10/2032		2,112	2,076,991
					9,139,509
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–0.97%
Covia Holdings Corp., Term Loan B (1 mo. Term SOFR + 3.25%)(k)	9.75%	02/13/2032	$1,416	$1,416,883
Form Technologies LLC, Term Loan (3 mo. Term SOFR + 5.75%)	10.02%	05/30/2030	629	599,616
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.00%)	7.28%	01/31/2029	1,284	1,282,355
				3,298,854
Oil & Gas–2.80%
GIP Pilot Acquisition Partners, L.P. (Global Infrastructure), Term Loan B (3 mo. Term SOFR + 2.00%)	6.28%	10/04/2030	570	571,113
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	10/11/2030	595	596,153
McDermott International Ltd.
LOC(d)	0.00%	06/30/2027	1,361	1,108,863
LOC (3 mo. Term SOFR + 4.26%)	0.00%	06/30/2027	724	459,600
PIK Term Loan, 3.00% PIK Rate, 5.44% Cash Rate(j)	3.00%	12/31/2027	639	281,925
Term Loan (1 mo. Term SOFR + 3.11%)	7.44%	06/30/2027	135	73,991
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	8.01%	02/28/2030	922	900,814
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/26/2031	458	459,490
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/18/2031	1,154	1,156,242
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	09/25/2030	2,449	2,453,934
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	11/17/2028	1,162	1,167,598
WhiteWater Matterhorn, Term Loan B(g)	–	05/12/2032	311	311,561
				9,541,284
Publishing–3.15%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	08/12/2028	189	189,108
Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.82%	03/22/2031	2,352	2,357,827
Century DE Buyer LLC (Simon & Schuster), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.78%	10/30/2030	1,071	1,076,523
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	12/01/2028	2,364	2,368,171
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (3 mo. Term SOFR + 5.35%)	9.63%	04/09/2029	2,211	2,203,565
Second Lien Term Loan B (1 mo. Term SOFR + 8.46%)	12.78%	04/08/2030	1,115	1,095,399
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	08/06/2031	1,455	1,461,022
				10,751,615
Radio & Television–0.17%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	10.21%	05/01/2029	476	391,912
Univision Communications, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.36%)(e)	7.69%	01/31/2029	193	188,212
				580,124
Retailers (except Food & Drug)–1.94%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	07/01/2031	836	839,131
Term Loan B-4 (3 mo. Term SOFR + 2.50%)	6.80%	10/28/2030	1,161	1,164,887
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	01/31/2032	2,723	2,706,499
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.78%	11/08/2032	1,441	1,441,171
Harbor Freight Tools USA, Inc., Term Loan B(g)	–	06/11/2031	35	33,612
Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/26/2028	422	422,452
				6,607,752
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–0.91%
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		$271	$270,920
Term Loan B-2 (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		989	991,137
Term Loan C (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		92	91,994
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (6 mo. EURIBOR + 7.50%)	9.97%	01/30/2030	EUR	680	783,185
Term Loan B (6 mo. EURIBOR + 8.00%)	10.47%	07/30/2030	EUR	211	213,722
Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	9.50%	03/01/2032		326	327,202
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.43% Cash Rate(e)(j)	7.25%	10/03/2029		512	437,749
					3,115,909
Telecommunications–3.56%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	0.00%	08/01/2028		462	367,556
Cincinnati Bell, Inc., Term Loan B-4 (1 mo. Term SOFR + 2.75%)	7.08%	11/22/2028		18	17,980
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	01/30/2031		2,009	2,020,532
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	01/26/2032		208	207,556
II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	07/02/2029		70	70,630
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.83%	09/27/2029		1,243	1,141,446
Level 3 Financing, Inc.
Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	03/30/2032		2,417	2,435,247
Term Loan B-2(g)	–	04/15/2030		679	684,383
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.46%)	6.79%	04/15/2030		0	431
Term Loan B-2 (1 mo. Term SOFR + 2.46%)	6.79%	04/15/2029		114	112,915
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	08/13/2031		76	75,636
MLN US HoldCo LLC (dba Mitel)
DIP Term Loan (1 mo. Term SOFR + 8.00%)(e)(h)	12.33%	07/03/2025		1,514	1,294,129
DIP Term Loan (1 mo. Term SOFR + 8.00%)(e)(h)	12.33%	07/31/2025		1,272	915,718
First Lien Term Loan B(h)(i)	0.00%	11/30/2025		51	381
Revolver Loan(e)(h)(i)	0.00%	11/18/2025		786	251,510
Second Lien Term Loan B(h)(i)	0.00%	11/30/2026		35	267
Second Lien Term Loan B-1(e)(h)(i)	0.00%	10/18/2027		3,536	17,856
Term Loan(e)(h)(i)	0.00%	10/18/2027		295	94,252
Third Lien Term Loan(e)(h)(i)	0.00%	10/18/2027		1,356	6,850
U.S. TelePacific Corp., Third Lien Term Loan(e)(g)	–	05/02/2027		151	0
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)(e)	7.57%	05/11/2029		943	943,450
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.85%)(e)	9.18%	09/25/2031		1,469	1,475,828
					12,134,553
Utilities–4.08%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.54%)	7.08%	09/30/2031		1,142	1,148,551
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	01/27/2031		1,500	1,499,042
Calpine Corp.
Term Loan B-10 (1 mo. Term SOFR + 1.75%)	6.08%	01/31/2031		39	39,444
Term Loan B-5 (1 mo. Term SOFR + 1.75%)	6.08%	12/16/2027		315	315,565
Cornerstone Generation LLC, Term Loan B(g)	–	10/28/2031		1,310	1,317,401
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.50%)	6.84%	11/30/2028		527	529,789
Term Loan C (1 mo. Term SOFR + 2.50%)	6.84%	11/30/2028		29	29,169
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.58%	04/03/2028		731	730,837
Edgewater Generation, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/01/2030		963	968,385
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/22/2031		349	350,948
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
KAMC Holdings, Inc. (Franklin Energy Group)
First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 08/14/2019-05/06/2025; Cost $991,058)(f)	8.59%	08/14/2026	$1,012	$970,990
Incremental Term Loan (3 mo. Term SOFR + 4.26%) (Acquired 12/17/2024; Cost $73,870)(e)(f)	8.59%	08/14/2026	75	71,701
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.55%	08/16/2031	1,695	1,699,031
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	10.03%	01/29/2027	2,514	2,521,746
Term Loan C (3 mo. Term SOFR + 5.75%)	10.03%	01/29/2027	142	142,630
Talen Energy Supply LLC
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.81%	12/13/2031	579	580,866
Term Loan B (3 mo. Term SOFR + 2.50%)	6.81%	05/17/2030	1,004	1,006,776
				13,922,871
Total Variable Rate Senior Loan Interests (Cost $364,881,716)				343,798,573
			Shares
Common Stocks & Other Equity Interests–9.09%(l)
Aerospace & Defense–0.38%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(e)(f)			342	0
IAP Worldwide Services, Inc.(e)(m)			1,850,312	999,169
IAP Worldwide Services, Inc., Class A(e)(m)			296,283	296,283
				1,295,452
Automotive–0.02%
Cabonline, Class D (Sweden)(e)			42,364,958	59,657
Cabonline, Class D1 (Acquired 10/30/2023; Cost $1) (Sweden)(e)(f)			1,490,997	156
Cabonline, Class D2 (Sweden)(e)			1,272,507	67
				59,880
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,938,060)(e)(f)			780	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,975)(e)(f)			9	0
				0
Business Equipment & Services–3.12%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $1,635,945)(e)(f)			81,269	2,818,409
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $2,230,682)(e)(f)			25,611	7,810,049
				10,628,458
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(e)			15,366	0
Containers & Glass Products–0.03%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $32,297)(e)(f)			7,940	106,793
Electronics & Electrical–0.09%
Diebold Nixdorf, Inc. (Acquired 08/11/2023; Cost $138,442)(f)(n)			6,688	322,161
Mavenir Systems, Inc., Wts.(e)			186,902	0
RANGE RED OPER, Inc.(e)			1	0
Sandvine Corp. (Acquired 06/28/2024; Cost $0)(e)(f)			3,449	0
				322,161
Financial Intermediaries–1.88%
RJO Holdings Corp.(e)			5,776	4,315,459
RJO Holdings Corp., Class A(e)			2,314	1,459,299
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Financial Intermediaries–(continued)
RJO Holdings Corp., Class B(e)	3,000	$625,260
		6,400,018
Forest Products–0.67%
Restoration Forest Products Group LLC(e)	25,009	2,271,050
Home Furnishings–0.16%
Serta Simmons Bedding LLC	52,572	552,006
Leisure Goods, Activities & Movies–1.03%
Crown Finance US, Inc.	128,394	2,985,161
Crown Finance US, Inc.	681	15,833
Hurtigruten Group AS (Norway)	18,030	471,031
Hurtigruten Norway (Norway)(e)	3,631	41,584
USF S&H Holdco LLC(e)	1,785	0
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(f)	987	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(f)	486,292	1
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(f)	302,703	0
Vue International Bidco PLC, Class A4 (United Kingdom)(e)	211,027	0
		3,513,610
Lodging & Casinos–0.38%
Aimbridge Acquisition Co., Inc.(e)	17,400	1,078,800
Caesars Entertainment, Inc. (Acquired 07/21/2020; Cost $312,416)(f)(n)	8,413	226,141
		1,304,941
Oil & Gas–0.99%
McDermott International Ltd.(n)	65,397	948,257
Patterson-UTI Energy, Inc.	33,092	182,668
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273)(e)(f)	84,254	843
Seadrill Ltd. (Norway)(n)	45,477	1,055,066
Talos Energy, Inc.(n)	71,434	574,329
Tribune Resources LLC	382,888	617,407
		3,378,570
Radio & Television–0.04%
iHeartMedia, Inc., Class A(n)	101,257	132,647
iHeartMedia, Inc., Class B(e)(n)	17	15
		132,662
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.	446	67
Surface Transport–0.26%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(e)(f)	4,992	406,449
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-05/20/2025; Cost $48,259)(e)(f)	92,658	57,911
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(e)(f)	5,248	427,292
		891,652
Telecommunications–0.04%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $240,465)(f)	16,031	122,902
Avaya, Inc. (Acquired 05/01/2023; Cost $43,620)(f)	2,908	22,294
		145,196
Total Common Stocks & Other Equity Interests (Cost $40,593,032)		31,002,516
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
U.S. Dollar Denominated Bonds & Notes–5.21%
Aerospace & Defense–0.31%
Rand Parent LLC (o)	8.50%	02/15/2030	$1,082	$1,067,117
Building & Development–0.44%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (o)	5.75%	05/15/2026	152	150,681
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(o)	4.50%	04/01/2027	646	627,873
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(o)	6.75%	04/01/2032	134	135,092
Quikrete Holdings, Inc.(o)	6.38%	03/01/2032	34	34,574
QXO Building Products, Inc.(o)	6.75%	04/30/2032	300	308,355
Signal Parent, Inc.(o)	6.13%	04/01/2029	561	230,010
				1,486,585
Business Equipment & Services–1.15%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (o)	9.00%	08/01/2029	1,564	1,599,581
Allied Universal Holdco LLC(o)	7.88%	02/15/2031	972	1,008,002
Boost Newco Borrower LLC(o)	7.50%	01/15/2031	1,200	1,270,421
Cloud Software Group, Inc.(o)	8.25%	06/30/2032	38	39,995
				3,917,999
Cable & Satellite Television–0.34%
Altice Financing S.A. (Luxembourg) (o)	5.75%	08/15/2029	22	16,834
Altice Financing S.A. (Luxembourg)(o)	5.00%	01/15/2028	783	613,804
Altice France S.A. (France)(o)	5.50%	01/15/2028	328	282,642
Altice France S.A. (France)(o)	5.50%	10/15/2029	305	259,372
VZ Secured Financing B.V. (Netherlands)(o)	5.00%	01/15/2032	5	4,325
				1,176,977
Chemicals & Plastics–0.58%
Clydesdale Acquisition Holdings, Inc. (o)	6.75%	04/15/2032	37	37,419
SK Invictus Intermediate II S.a.r.l.(o)	5.00%	10/30/2029	1,271	1,208,642
Windsor Holdings III LLC(o)	8.50%	06/15/2030	694	735,201
				1,981,262
Electronics & Electrical–0.05%
Diebold Nixdorf, Inc. (o)	7.75%	03/31/2030	152	160,148
Financial Intermediaries–0.31%
Virgin Media Secured Finance PLC (United Kingdom) (o)	4.50%	08/15/2030	1,133	1,047,062
Food Products–0.25%
Sigma Holdco B.V. (Netherlands) (o)	7.88%	05/15/2026	36	35,820
Viking Baked Goods Acquisition Corp.(o)	8.63%	11/01/2031	881	832,809
				868,629
Health Care–0.26%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (j)(o)	1.25%	10/31/2028	304	304,514
Opal Bidco SAS (France)(o)	6.50%	03/31/2032	271	270,956
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(o)	6.75%	05/15/2034	149	138,803
Raven Acquisition Holdings LLC(o)	6.88%	11/15/2031	179	178,635
				892,908
Industrial Equipment–0.71%
Chart Industries, Inc. (o)	7.50%	01/01/2030	882	921,735
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(o)	6.63%	12/15/2030		$1,479	$1,495,807
					2,417,542
Insurance–0.35%
HUB International Ltd. (o)	7.25%	06/15/2030		263	274,058
Panther Escrow Issuer LLC(o)	7.13%	06/01/2031		897	928,511
					1,202,569
Lodging & Casinos–0.09%
Caesars Entertainment, Inc. (o)	6.50%	02/15/2032		128	129,110
Caesars Entertainment, Inc.(o)	7.00%	02/15/2030		161	165,307
					294,417
Publishing–0.03%
McGraw-Hill Education, Inc. (o)	7.38%	09/01/2031		95	97,810
Retailers (except Food & Drug)–0.30%
Evergreen Acqco 1 L.P./TVI, Inc. (o)	9.75%	04/26/2028		972	1,018,249
Utilities–0.04%
Calpine Corp. (o)	4.50%	02/15/2028		141	138,382
Total U.S. Dollar Denominated Bonds & Notes (Cost $17,920,711)					17,767,656
Non-U.S. Dollar Denominated Bonds & Notes–3.13%
Automotive–0.24%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $110,807)(f)(o)	10.00%	03/19/2028	SEK	1,273	127,756
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $231,406)(f)(o)	12.00%	03/19/2028	SEK	2,545	255,511
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $522,746)(f)(i)(o)	0.00%	04/19/2029	SEK	4,920	230,953
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(o)(p)	6.86%	09/30/2028	EUR	206	217,927
					832,147
Building & Development–0.02%
HX Hold Co. Ltd. (Norway)	7.00%	02/12/2030	EUR	62	64,942
Cable & Satellite Television–0.07%
Altice Financing S.A. (Luxembourg)(o)	3.00%	01/15/2028	EUR	260	229,439
Financial Intermediaries–1.31%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 01/31/2018-11/09/2021; Cost $1,268,233)(f)(o)(p)	9.68%	07/15/2030	EUR	1,101	654,756
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 10/14/2024; Cost $296,390)(f)(o)(p)	9.68%	07/15/2030	EUR	500	297,346
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020; Cost $746,914)(f)(o)(p)	8.43%	05/01/2026	EUR	632	507,007
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 10/23/2020; Cost $1,078,347)(f)(o)	6.75%	11/01/2025	EUR	909	727,970
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(o)(p)	8.00%	12/15/2029	EUR	1,500	1,705,517
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(o)(p)	8.00%	12/15/2029	EUR	500	568,506
					4,461,102
Food Service–0.51%
Selecta Group B.V. 10.00% PIK Rate, 9.25% Cash Rate (Switzerland)(e)(j)(o)	10.00%	07/01/2026	EUR	1,730	1,749,056
Health Care–0.16%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(o)(p)	8.25%	05/15/2029	EUR	486	556,636
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–0.63%
Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	1,101	$1,486,871
Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	490	661,732
					2,148,603
Surface Transport–0.19%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022; Cost $858,888)(f)(o)	6.50%	06/30/2027	GBP	632	645,105
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,526,767)					10,687,030
			Shares
Preferred Stocks–1.00%(l)
Financial Intermediaries–0.07%
RJO Holdings Corp., Pfd.(e)				139	239,690
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd.(e)				292,193	1,724
Retailers (except Food & Drug)–0.03%
Vivarte S.A.S.U., Pfd. (France)(e)				241,195	91,197
Surface Transport–0.90%
Commercial Barge Line Co., Series B, Pfd.(e)				21,989	1,813,433
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(e)(f)				15,443	1,273,584
					3,087,017
Total Preferred Stocks (Cost $2,438,164)					3,419,628
TOTAL INVESTMENTS IN SECURITIES(q)–119.21% (Cost $436,360,390)					406,675,403
BORROWINGS–(19.79)%					(67,500,000)
OTHER ASSETS LESS LIABILITIES–0.58%					1,964,745
NET ASSETS–100.00%					$341,140,148
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The aggregate value of these securities at May 31, 2025 was $36,106,400, which represented 10.58% of the Fund’s Net Assets.
(g)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $731,251, which represented less than 1% of the Fund’s Net Assets.

(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(n)	Non-income producing security.
(o)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $28,389,744, which represented 8.32% of the Fund’s Net Assets.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
The aggregate value of securities considered illiquid at May 31, 2025 was $58,587,061, which represented 17.17% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2025	Barclays Bank PLC	USD	11,157	SEK	106,961	$18
06/30/2025	BNP Paribas S.A.	EUR	7,093,390	USD	8,103,197	35,048
07/31/2025	BNP Paribas S.A.	EUR	6,513,691	USD	7,426,084	1,989
07/31/2025	BNP Paribas S.A.	GBP	1,129,075	USD	1,525,816	4,178
07/31/2025	Canadian Imperial Bank of Commerce	EUR	6,612,383	USD	7,543,935	7,353
07/31/2025	Canadian Imperial Bank of Commerce	GBP	1,146,182	USD	1,548,435	3,743
07/31/2025	Canadian Imperial Bank of Commerce	SEK	6,965,375	USD	732,804	3,633
06/30/2025	J.P. Morgan Chase Bank, N.A.	USD	1,140,481	GBP	850,000	4,911
06/30/2025	Morgan Stanley and Co. International PLC	EUR	7,084,048	USD	8,091,102	33,578
07/31/2025	Morgan Stanley and Co. International PLC	GBP	1,068	USD	1,442	2
07/31/2025	Royal Bank of Canada	EUR	6,612,383	USD	7,537,290	708
06/30/2025	State Street Bank & Trust Co.	EUR	7,093,390	USD	8,097,601	29,452
07/31/2025	State Street Bank & Trust Co.	GBP	1,146,182	USD	1,549,851	5,158
07/31/2025	State Street Bank & Trust Co.	USD	7,855	SEK	75,329	31
Subtotal—Appreciation						129,802
Currency Risk
06/30/2025	Barclays Bank PLC	GBP	1,463,118	USD	1,950,033	(21,548)
06/30/2025	BNP Paribas S.A.	USD	7,410,614	EUR	6,513,691	(1,825)
06/30/2025	BNP Paribas S.A.	USD	1,525,607	GBP	1,129,075	(4,156)
06/30/2025	Canadian Imperial Bank of Commerce	GBP	8,480	USD	11,299	(128)
06/30/2025	Canadian Imperial Bank of Commerce	USD	7,528,198	EUR	6,612,383	(7,155)
06/30/2025	Canadian Imperial Bank of Commerce	USD	1,548,229	GBP	1,146,182	(3,725)
06/30/2025	Canadian Imperial Bank of Commerce	USD	729,338	SEK	6,946,098	(3,627)
07/31/2025	Canadian Imperial Bank of Commerce	EUR	133,184	USD	151,708	(91)
06/30/2025	Goldman Sachs International	SEK	27,205	USD	2,821	(21)
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/30/2025	J.P. Morgan Chase Bank, N.A.	EUR	217,628	USD	242,509	$(5,025)
06/30/2025	J.P. Morgan Chase Bank, N.A.	GBP	34,947	USD	47,003	(88)
06/30/2025	J.P. Morgan Chase Bank, N.A.	USD	2,004,229	EUR	1,750,000	(13,747)
06/30/2025	Morgan Stanley and Co. International PLC	GBP	1,382,448	USD	1,841,760	(21,116)
06/30/2025	Royal Bank of Canada	SEK	7,025,854	USD	729,325	(4,719)
06/30/2025	Royal Bank of Canada	USD	7,521,586	EUR	6,612,383	(543)
06/30/2025	State Street Bank & Trust Co.	GBP	1,382,448	USD	1,840,896	(21,980)
06/30/2025	State Street Bank & Trust Co.	USD	1,549,644	GBP	1,146,182	(5,141)
Subtotal—Depreciation						(114,635)
Total Forward Foreign Currency Contracts						$15,167

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$292,652,939	$51,145,634	$343,798,573
Common Stocks & Other Equity Interests	3,441,269	4,786,701	22,774,546	31,002,516
U.S. Dollar Denominated Bonds & Notes	—	17,767,656	—	17,767,656
Non-U.S. Dollar Denominated Bonds & Notes	—	8,937,974	1,749,056	10,687,030
Preferred Stocks	—	—	3,419,628	3,419,628
Total Investments in Securities	3,441,269	324,145,270	79,088,864	406,675,403
Other Investments - Assets*
Investments Matured	—	—	216,456	216,456
Forward Foreign Currency Contracts	—	129,802	—	129,802
	—	129,802	216,456	346,258
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(114,635)	—	(114,635)
Total Other Investments	—	15,167	216,456	231,623
Total Investments	$3,441,269	$324,160,437	$79,305,320	$406,907,026

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2025:
	Value 02/28/25*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 05/31/25
Variable Rate Senior Loan Interests	$42,434,487	$7,868,468	$(6,793,920)	$485,754	$(414,709)	$(208,749)	$11,809,893	$(4,035,590)	$51,145,634
Common Stocks & Other Equity Interests	15,636,494	2,453,017	(610,000)	—	—	5,295,035	—	—	22,774,546
Preferred Stocks	3,992,369	—	—	—	—	(572,741)	—	—	3,419,628
Non-U.S. Dollar Denominated Bonds & Notes	1,597,992	—	(56)	30,367	56	120,697	—	—	1,749,056
Investments Matured	216,456	—	—	—	—	—	—	—	216,456
Total	$63,877,798	$10,321,485	$(7,403,976)	$516,121	$(414,653)	$4,634,242	$11,809,893	$(4,035,590)	$79,305,320

*	Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Loan Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 51,145,634	Discounted Cash Flow Model	Discount Rate	10.58%-16.74%	14.43%
		Expected Recovery	Anticipated Proceeds	77.00% of Par	-
		Third-Party Pricing	Broker Quote	44.50% of Par-100.50% of Par	91.87% of Par
Common Stocks & Other Equity Interests	22,774,546	Comparable Companies	EBITDA Multiple	5.50x	-
		Discounted Cash Flow Model	Discount Rate	50.00%	-
Preferred Stocks	3,419,628	Comparable Companies	EBITDA Multiple	8.50x	-
Non-U.S. Dollar Denominated Bonds & Notes	1,749,056	Expected Recovery	Anticipated Proceeds	89.00% of Par	-
Investments Matured	216,456	Expected Recovery	Anticipated Proceeds	24.20% of Par	-
Total	$ 79,305,320
Invesco Senior Loan Fund